Note 1 (Details)	Feb. 05, 2025
Document Information [Line Items]
Entity Central Index Key	0001417398
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Title of 12(b) Security	Common Stock, without par value
Entity Address, Address Line One	One Batesville Boulevard
Entity Incorporation, State or Country Code	IN
Entity File Number	1-33794
Entity Tax Identification Number	26-1342272
Entity Address, City or Town	Batesville,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47006
Trading Symbol	HI
Security Exchange Name	NYSE
Document Period End Date	Feb. 05, 2025
Entity Registrant Name	HILLENBRAND, INC.
City Area Code	812
Local Phone Number	931-5000
Written Communications	false
Amendment Flag	false
Entity Emerging Growth Company	false